Quarterly Results of Operations (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 2,973,503	$ 2,850,335	$ 2,816,184	$ 2,800,556	$ 2,817,513	$ 2,858,551	$ 2,849,785	$ 2,909,135	$ 11,440,578	$ 11,434,984
Interest expense	311,795	314,467	284,771	255,967	274,630	277,603	247,184	248,909	1,166,999	1,048,326
Net interest income	2,661,708	2,535,868	2,531,413	2,544,589	2,542,883	2,580,948	2,602,601	2,660,226	10,273,579	10,386,658
Provision (credit) for loan losses	(270,000)	30,000	30,000	30,000	30,000	30,000	30,000	30,000	(180,000)	120,000
Net interest income after provision for loan losses	2,931,708	2,505,868	2,501,413	2,514,589	2,512,883	2,550,948	2,572,601	2,630,226	10,453,579	10,266,658
Noninterest income	1,039,969	1,117,289	1,068,034	1,108,294	1,099,642	1,088,058	1,034,670	1,039,075	4,333,586	4,261,445
Noninterest expense	2,598,686	2,603,618	2,456,576	2,587,169	2,681,987	2,613,954	2,564,033	2,532,562	10,246,050	10,392,536
Income before income taxes	1,372,991	1,019,539	1,112,871	1,035,714	930,538	1,025,052	1,043,238	1,136,739	4,541,115	4,135,567
Income tax expense	1,231,888	285,297	306,962	276,148	233,278	267,287	277,732	309,361	2,100,295	1,087,658
Net income	$ 141,103	$ 734,242	$ 805,909	$ 759,566	$ 697,260	$ 757,765	$ 765,506	$ 827,378	$ 2,440,820	$ 3,047,909
Basic earnings per share (in dollars per share)	$ 0.08	$ 0.41	$ 0.45	$ 0.43	$ 0.39	$ 0.43	$ 0.43	$ 0.47	$ 1.36	$ 1.72
Diluted earnings per share (in dollars per share)	$ 0.08	$ 0.41	$ 0.45	$ 0.42	$ 0.39	$ 0.42	$ 0.43	$ 0.46	$ 1.35	$ 1.70